Contract assets	12 Months Ended
Dec. 31, 2023
Contract Assets Performance [Abstract]
Contract assets

8.	Contract assets

	As of December 31,
	2022	2023
	RMB’000	RMB’000

Arising from performance under construction contracts	—	88,637
Provision on impairment	—	(10,953)

Total	—	77,684

The Group has considered historical default rates taking into consideration of forward
-looking information to assess ECL for contract assets. All of the contract assets are expected to be recovered within one year.
The ECL as of December 31, 2023 was determined as follows:

	Within 1 year	1-2 years	2-3 years	Over 3 years
As of December 31, 2023:
Expected credit loss rate	9.6%	—	—	—
Gross carrying amount (RMB’000)	85,902	—	—	—

Allowance of expected credit loss (RMB’000)	8,218	—	—	—

Other than above allowance of expected credit loss calculated by provision matrix, as of December 31, 2023, impairment allowance was fully made for specific contract assets with gross amount of RMB2.7 million which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts.